Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2012 Ordinary Shares, Class A Ordinary Shares and Class B Ordinary Shares [Member] CNY	Dec. 31, 2014 Class A Ordinary Shares [Member] USD ($)	Dec. 31, 2014 Class A Ordinary Shares [Member] CNY	Dec. 31, 2013 Class A Ordinary Shares [Member] CNY	Dec. 31, 2012 Class A Ordinary Shares [Member]	Dec. 31, 2014 Class B Ordinary Shares [Member] USD ($)	Dec. 31, 2014 Class B Ordinary Shares [Member] CNY	Dec. 31, 2013 Class B Ordinary Shares [Member] CNY	Dec. 31, 2012 Class B Ordinary Shares [Member]
Numerator:
Net income	$ 120,665	748,680	456,162	212,881	212,881	$ 43,675	270,988	142,053		$ 76,990	477,692	314,109
Denominator:
Weighted average ordinary shares outstanding	0	0	0	100,000,000	100,000,000	38,633,284	38,633,284	31,109,214	0	68,102,019	68,102,019	68,788,940	0
Basic earnings per share	$ 1.13	7.01	4.57	2.13	2.13	$ 1.13	7.01	4.57		$ 1.13	7.01	4.57
Numerator:
Net income					212,881	47,835	296,797	155,394		72,830	451,883	300,768
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares (Note 13)					0	72,830	451,883	300,768		0	0	0
Net income					212,881	$ 120,665	748,680	456,162		$ 72,830	451,883	300,768
Denominator:
Weighted average ordinary shares outstanding	0	0	0	100,000,000	100,000,000	38,633,284	38,633,284	31,109,214	0	68,102,019	68,102,019	68,788,940	0
Conversion of Class B into Class A ordinary shares (Note 13)					0	68,102,019	68,102,019	68,788,940		0	0	0
Dilutive effect of share-based awards					650,652	6,096,282	6,096,282	4,431,072		0	0	0
Weighted-average number of shares outstanding- diluted	0	0	0	100,650,652	100,650,652	112,831,585	112,831,585	104,329,226	0	68,102,019	68,102,019	68,788,940	0
Diluted earnings per share	$ 1.07	6.64	4.37	2.12	2.12	$ 1.07	6.64	4.37		$ 1.07	6.64	4.37